Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Other Operating Expense [Abstract]
Summary of Other Operating Expenses
28 Other operating expenses

Other operating expenses
	2019	2018	2017
Regulatory costs	1,021	947	901
Audit and non-audit services	30	26	22
IT related expenses	759	779	737
Advertising and public relations	391	402	455
External advisory fees	416	358	353
Office expenses	325	564	587
Travel and accommodation expenses	140	179	178
Contributions and subscriptions	108	91	91
Postal charges	46	54	50
Depreciation of property and equipment[1]	551	312	319
Amortisation of intangible assets	237	209	179
Impairments and reversals on property and equipment and intangibles	59	19	18
Addition/(unused amounts reversed) of provision for reorganisations	6	4	–5
Addition/(unused amounts reversed) of other provisions	29	–13	167
Other	477	1,332	575
	4,598	5,262	4,627

Summary of Audit and Non-audit Services
Fees of Group’s auditors
	2019	2018	2017
Audit fees	21	19	18
Audit related fees	2	1	1
Total [1]	23	20	19
1 The Group’s auditors did not provide any non-audit services.
Summary of Impairments and reversals of property and equipment and intangibles
Impairments and reversals of property and equipment and intangibles
	Impairment losses			Reversals of impairments			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Property and equipment	4	9	10	–6	–17	–24	–3	–8	–14
Property development	1	15	2				1	15	2
Software and otherintangible assets	61	12	30	–0			61	12	30
(Reversals of) other impairments	66	35	42	–7	–17	–24	59	19	18